UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

November 30, 2010

1.810709.106

AZI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Arizona - 92.9%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,712,175
5.75% 7/1/23	250,000	282,533
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,227,757
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,091,610
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,753,865
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,013,800
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,338,829
5% 7/1/32	470,000	464,478
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,042,490
Series 2007 B, 1.004% 1/1/37 (b)	1,000,000	655,030
Series 2008 A, 5.25% 1/1/31	1,000,000	1,001,130
Series 2008 D, 6% 1/1/27	1,000,000	1,082,460
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	2,800,000	3,093,552
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,804,261
Series 2008, 5.75% 9/1/22	1,000,000	1,086,350
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,920
Arizona School Facilities Board Rev. Series 2005, 5% 7/1/13	1,225,000	1,352,020
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,000,000	1,092,980
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,281,599
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	1,002,600
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,005,650
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	433,952
Series 2008 A, 5% 7/1/33	2,000,000	2,050,620
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	$ 500,000	$ 544,430
Series 2009 A, 5% 10/1/29	1,000,000	1,069,100
Series 2010 A, 5% 10/1/30	2,000,000	2,137,600
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	518,160
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,423,349
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,098,866
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,246,700
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,609,038
Dysart Unified School District #89 Gen. Oblig. (School Impt. Proj.) Series 2007 A, 5% 7/1/26 (FGIC Insured) (FSA Insured)	1,325,000	1,379,140
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,088,860
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,052,740
Series 2005, 5% 12/1/35	1,000,000	895,100
Series 2007:
5% 12/1/27	1,000,000	935,810
5% 12/1/32	1,000,000	908,210
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,130,800
7% 7/1/33	1,000,000	1,068,100
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,733,781
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,061,090
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,766,675
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	480,000	480,734
Series 2007 A, 5% 7/1/16	1,000,000	1,104,160
Series 2009 A, 6% 7/1/39	1,000,000	1,047,000
Series A, 5.25% 7/1/32	1,000,000	988,510
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,008,990
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,000,570
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	$ 3,000,000	$ 2,901,300
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,089,260
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	976,560
Mesa Util. Sys. Rev. 5% 7/1/24 (FGIC Insured)	2,000,000	2,190,300
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	2,000,000	2,070,500
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,221,876
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,148,429
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	997,280
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,105,731
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,764,240
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	596,222
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,600
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,331,300
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,074,730
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,829,713
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	792,561
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,490
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,166,240
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,586,175
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2005:
5% 7/1/20	$ 5,000,000	$ 5,505,550
5% 7/1/29	1,750,000	1,806,963
Series 2009 A, 5% 7/1/39	2,750,000	2,813,443
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,127,225
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,041
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	790,316
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	981,404
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,065,640
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,056,080
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,022,300
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,371,566
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,089,260
5% 7/1/20 (FGIC Insured)	1,000,000	1,075,260
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	914,395
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,170,124
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B, 5% 1/1/31	1,995,000	2,017,663
Series 2005 A, 5% 1/1/35	3,000,000	3,049,620
Series 2006 A, 5% 1/1/37	5,690,000	5,778,931
Series 2008 A:
5% 1/1/24	1,075,000	1,166,171
5% 1/1/38	4,400,000	4,489,144
Series 2009 A, 5% 1/1/39	1,000,000	1,021,960
Series 2010 B, 5% 12/1/26	2,000,000	2,194,540
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,021,150
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 981,820
Series 2008 A:
5% 9/1/16	1,000,000	1,096,470
5% 9/1/23	355,000	358,149
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,108,884
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,296,130
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,420
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,587,488
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	85,000	86,022
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,316,967
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,420
Tucson Gen. Oblig. Series 2005:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250,000	3,701,913
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295,000	2,554,289
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,053,996
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	213,385
5.25% 7/1/15	1,000,000	1,047,030
Series 2005, 5% 7/1/16	1,515,000	1,572,797
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	301,605
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,078,927
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	397,814
Series 2008 A, 5% 6/1/22	1,315,000	1,434,981
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.: - continued
Series 2009 A, 5% 6/1/39	$ 1,000,000	$ 1,015,910
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (b)(c)	1,000,000	1,018,930
		163,077,774
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	518,815
Puerto Rico - 3.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	708,470
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	717,962
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	758,513
Series 2003 A, 5.25% 7/1/14	275,000	291,849
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,056,960
Series 2006 C, 5.25% 1/1/15 (c)	500,000	516,255
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	200,000	216,574
Series G, 5.25% 7/1/13	315,000	329,714
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	447,360
Series 2009 A, 6% 8/1/42	1,300,000	1,368,900
		6,412,557
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 300,000	$ 304,257
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	443,600
		747,857
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $169,119,953)	170,757,003
NET OTHER ASSETS (LIABILITIES) - 2.7%	4,825,419
NET ASSETS - 100%	$ 175,582,422
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $169,088,365. Net unrealized appreciation aggregated $1,668,638, of which $3,760,078 related to appreciated investment securities and $2,091,440 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

November 30, 2010

1.810710.106

SMD-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
District Of Columbia - 2.3%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,369,604
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	491,605
Maryland - 87.3%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,378,040
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	950,997
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,644,330
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,711,387
(Metropolitan District Proj.) Series 71, 5% 2/1/38	1,930,000	2,037,964
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	485,085
Series 2008, 5% 2/1/31	2,000,000	2,142,660
Baltimore County Metropolitan District 4% 8/1/24	2,950,000	3,072,366
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,297,449
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,953,834
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,576,264
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,332,501
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	253,655
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,697,010
5% 7/1/37 (AMBAC Insured)	2,000,000	2,062,060
5% 7/1/37 (FSA Insured)	4,000,000	4,124,120
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,079,160
5% 7/1/38 (FSA Insured)	3,000,000	3,103,080
Series 2009 C, 5.625% 7/1/39	2,000,000	2,126,380
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	420,701
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wtr. Proj.):
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 355,000	$ 357,684
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	519,370
5% 11/1/13	350,000	367,469
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,151,130
Series 2009 A:
5% 3/1/25	610,000	676,386
5% 3/1/27	1,255,000	1,375,555
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006, 5.5% 9/1/12	195,000	200,965
Frederick County Gen. Oblig. Series 2005, 5% 12/1/15	1,000,000	1,172,020
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series 2009 A, 5% 4/15/14	2,635,000	2,983,057
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,257,430
4% 5/15/23	1,390,000	1,452,870
Maryland Dept. of Trans. County Trans. Rev. Series 2009, 4% 6/15/23	2,000,000	2,091,240
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,574,355
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,113,478
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	510,280
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	740,866
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	505,310
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,016,240
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,173,991
5.5% 3/1/17	2,265,000	2,759,314
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,169,161
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig.: - continued
(State & Local Facilities Ln. Prog.):
First Series 2009 A, 5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100) (c)	$ 750,000	$ 892,598
First Series 2009 C, 5% 3/1/18	1,050,000	1,249,721
Second Series 2009 A, 5% 8/15/23	7,460,000	8,235,238
First Series 2009 C, 5% 3/1/21	2,000,000	2,290,160
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,000,960
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,430,955
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,000,000	885,730
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	256,690
5.75% 7/1/13 (Escrowed to Maturity) (c)	55,000	58,825
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	1,003,670
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	360,000	375,480
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,487,685
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,514,574
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,602,027
Series 2002 A, 5% 7/1/32	1,015,000	1,026,003
Series 2004 A:
5% 7/1/24	1,000,000	1,055,520
5% 7/1/33	2,000,000	2,050,560
5% 7/1/38	2,000,000	2,043,240
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,026,460
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	328,626
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	1,949,200
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	979,480
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	925,520
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,227,173
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,567,548
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	$ 1,000,000	$ 946,120
Series 2008 F, 5.25% 7/1/19	1,700,000	1,825,035
Series 2010, 5.125% 7/1/39	1,700,000	1,709,894
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	660,000	710,787
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	402,036
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,569,277
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,748,845
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,512,154
Series 2008, 5% 7/1/14	1,845,000	2,022,434
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,148,169
5.25% 12/15/15	320,000	332,730
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,000,000
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,229,180
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,328,660
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,126,500
5% 7/1/31 (FSA Insured)	5,000,000	5,242,300
Series 2008:
5% 7/1/35	880,000	925,839
5% 7/1/37 (FSA Insured)	4,485,000	4,671,307
6.8% 7/1/16 (Escrowed to Maturity) (c)	570,000	655,620
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,321,620
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,161,760
Series 2007 A, 5% 5/1/25	1,000,000	1,099,300
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/14	1,000,000	1,106,990
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 523,225
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,760,820
Prince Georges County Ctfs. of Prtn. Series 1991 A, 0% 6/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	415,000	410,676
Washington Suburban San. District Series 2009 A, 5% 6/1/17	5,000,000	5,949,550
		166,521,685
Puerto Rico - 6.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,710
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,602,405
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	638,502
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,119,070
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	507,445
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,158,141
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	758,513
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	260,062
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,940
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,380
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,580,700
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,139,240
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,066,100
		13,152,208
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 300,000	$ 266,160
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $180,513,720)	184,801,262
NET OTHER ASSETS (LIABILITIES) - 3.1%	5,996,598
NET ASSETS - 100%	$ 190,797,860
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $180,505,134. Net unrealized appreciation aggregated $4,296,128, of which $5,917,203 related to appreciated investment securities and $1,621,075 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011